April 2, 2012

Securities and Exchange Commission

Via EDGAR

Re:	Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive data files for previous 497 filing

Pursuant to Rule 497 under the Securities Act of 1933, as amended, Principal Funds, Inc. (“the
Registrant”) is filing interactive data files that relate to the supplement the Registrant filed on March 29,
2012 (SEC Accession No. 0000898745-12-000278) and now is incorporating by reference.

Exhibit No.	Exhibits

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document